Income Taxes - Schedule of Reconiliation of Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Statutory U.S. federal rate	34.00%	34.00%
State income tax, net of federal benefit	3.90%	3.90%
Meals & entertainment	(0.30%)	(0.40%)
Others	(0.50%)	(2.80%)
Forward sale of preferred stock	(2.30%)	(0.00%)
Non-cash interest on conversion	(2.80%)	(0.00%)
Valuation allowance	(32.00%)	(34.70%)
Provision for income taxes	0.00%	0.00%